Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

April 23, 2009

Securities and Exchange Commission

Attention: Division of Investment Management

450 Fifth Street, NW

Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account II

(Executive Variable Universal Life)

1933 Act Post-Effective Amendment No. 4 to

Registration Statement on Form N-6

File No. 333-136305

EDGAR CIK No. 0001359314

Ladies and Gentlemen:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account II (the “Account”), we have attached for filing Post-Effective Amendment No. 4 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain executive variable universal life policies (the “Policies”) under the Securities Act of 1933 (“the 1933 Act”). The material filed herewith is also submitted as Amendment No. 14 to the Registration Statement under the Investment Act of 1940.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from the SEC Staff on Post-Effective Amendment No. 4 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. Our intention is that Post-Effective Amendment No. 4 become effective on May 1, 2009, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that Post-Effective Amendment No. 4 does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

The following paragraphs provide the Company’s response to oral comments received from Mr. Michael Kosoff of the SEC Staff on April 1, 2009. For the Staff’s convenience, a summary of each of the Staff’s comments is set forth in full below, followed by the Company’s response.

1. Comment: With respect to “Fees and Expenses Tables”:

(a) Please disclose a numeric maximum charge for the “Expedited Delivery Charge” and the “Wire Transfer Fee” in the “Maximum Guaranteed Charge” column in accordance with Instruction 1(f) to Item 3 of Form N-6.

Response: In response to the Staff’s comment, we have revised applicable disclosure as follows:

Transaction Fees
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Expedited Delivery Charge*	When express mail delivery is requested	$15 per delivery (up to $45 for next day, a.m. delivery)	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation**

Wire Transfer Fee*	When a wire transfer is requested	$25 per transfer (up to $50 for international wires)	$50 per transfer (up to $100 for international wires) adjusted for inflation**

*	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.

**	The maximum charges are subject to a consumer price index adjustment. The maximum charge will equal the maximum charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.

(b) Please include the $50 charge for international wires in the Fee Table.

Response: Please see Response to Comment 1(a) above.

(a) For the “Deferred Sales Charge” and “Underwriting and Issue Charge”, please clarify in the disclosure whether the charge is an annualized or monthly figure. We note that typically registrants will indicate an annualized fee and disclose the monthly charge in a parenthetical.

Response: In response to the Staff’s comment, we have added the following statement to the first footnote after the “Periodic Charges” table: “Unless otherwise noted, the charges in the table represent the monthly rate.” In addition, for clarity we have added “annually” after the percentage rates for the “Mortality and Expense Risk Charge” and the “Policy Debt Expense Charge” noted in the table where appropriate.

(b) In the footnotes to the fee table, or elsewhere in the prospectus, please define the terms: “Selected Monthly Premium” and “Special Monthly Charges”.

Response: In response to the Staff’s comment, we revised footnotes 12 and 15 as follows:

12 The charges for the Payment of Selected Monthly Premium Upon Total Disability vary based on the Insured’s Attained Age and underwriting classification. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. The charges shown in the table may not be representative of the charges a particular Owner may pay. “Selected Monthly Premium” is an amount the Owner selects subject to a maximum permitted amount. The Selected Monthly Premium Benefit provides for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Policy Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.)

15 The charges for the Payment of Specified Monthly Charges Upon Total Disability vary based on the Insured’s Attained Age and underwriting classification. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. The charges shown in the table may not be representative of the charges a particular Owner may pay. “Specified Monthly Charges” are the Monthly Policy Charges (excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). The Specified Monthly Charges Benefit provides for the payment of Specified Monthly Charges that come due during the total disability of the Insured. (See “Optional Benefits” for more information about this benefit.)

We have also revised disclosure in the “Optional Benefits” section to reflect these changes where appropriate.

2. Comment: With respect to the “Annual Portfolio Operating Expenses” table:

(a) Per convention, please move the “12b-1 Fees” column to the left of “Other Expenses”.

Response: In response to the Staff’s comment, we have made the requested revision.

(b) Please confirm that the individual fund fee tables will be compliant with Instruction 4(f) to Item 3 of Form N-6. Also, please create a separate column for expense waivers before the total net operating expenses as required in Form N-1A. The waivers must also be described in footnotes to the fee table and should include a general description and their expiration dates.

Response: In response to the Staff’s comment, the Registrant confirms that the individual fund fee tables are compliant with Instruction 4(f) to Item 3 of Form N-6. In addition, we have added a separate column for expense waivers before the total net operating expenses as required in Form N-1A and provided the requested disclosure regarding the waivers in the footnotes as appropriate.

3. Comment: With respect to “The Separate Account” section:

(a) To avoid confusion, please delete the phrase “except with respect to transfers from the Separate Account” which precedes the statement that the company may not use the Separate Account’s assets to pay any of its liabilities other than those arising from variable policies funded by the Separate Account.

Response: In response to the Staff’s comment, we have made the requested deletion.

(b) Please add disclosure which makes it clear to investors that Separate Account assets in excess of reserve requirements means that invested assets will remain in the Separate Account and will be protected against claims and losses in the General Account.

Response: In response to the Staff’s comment, we have added the following statement to the end of the eighth bullet point in this section: “(Invested Assets remaining in the Separate Account necessary to fulfill its obligations to the Policy are not subject to claims against or losses in the General Account)”.

4. Comment: With respect to “The Funds” section and the footnote relating to the Money Market Portfolio, please revise disclosure to include a reference to the date on which the temporary guarantee program is anticipated to expire, and make clear that what is guaranteed is a $1 NAV if the value falls below a certain threshold ($0.995). Also, if the fund prospectus discusses the program, please include a reference for investors to refer to the fund’s prospectus for more information. Finally, please clarify if the guarantee is with respect to the Separate Account as a shareholder or the policy owner.

Response: In response to the Staff’s comment, we have revised the footnote relating to the Money Market Portfolio as follows:

Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative. Notwithstanding the preceding statements, under the U.S. Treasury’s Temporary Guarantee Program for money market funds, Money Market Portfolio shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 if the net asset value for the Money Market Portfolio falls below $0.995 per share. In such case, Owners would be affected to the extent they have Invested Assets allocated to the Money Market Division. The Program is set to expire on September 19, 2009. More information can be found in the attached prospectus for the Money Market Portfolio.

5. Comment: With respect to the “Short-term and Excessive Trading” section, please define “transfer” for purposes of the twelve transfers per year limitation.

Response: In response to the Staff’s comment, we have added the following disclosure immediately following the reference to the twelve transfers per year limitation, “multiple transfers with the same effective date made by the Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation.”

6. Comment: With respect to the “Termination and Reinstatement” section, please revise disclosure to clarify how the Policy tolls the assessment of charges and fees while the Policy is lapsed and when it is put back into effect.

Response: In response to the Staff’s comment, the Registrant notes that in general there is adequate disclosure regarding the fees associated with a termination and reinstatement. In addition, with respect to fees that are dependent on the amount of time the Policy is in effect, we have added the following disclosure where appropriate, “upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated.”

7. Comment: If you wish to rely on the exemption and Rule 12h-7 to avoid filing Exchange Act reports of the Depositor, please include in the prospectus the statement required by Rule 12h-7(f).

Response: In response to the Staff’s comment, Registrant notes that consistent with well-established industry and SEC practice, Northwestern Mutual does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 by virtue of being an issuer of variable insurance products. In light of that belief and the Company’s understanding that various trade groups are in discussions with the SEC staff regarding Rule 12h-7’s applicability to insurance company issuers of variable insurance products, the Company will wait for the conclusion of those discussions before determining whether to include such a representation in the prospectus.

8. Comment: Please include Tandy representations with your written response.

Response: The Registrant has included the Tandy representations.

The following paragraphs provide the Company’s response to additional oral comments received from Mr. Michael Kosoff of the SEC Staff on April 8, 2009. For the Staff’s convenience, a summary of each of the Staff’s comments is set forth in full below, followed by the Company’s response.

9. Comment: With respect to the “General Account” disclosure, as your prospectuses includes disclosure to the effect that claims made on the assets of the insurer are not attributable to the separate account, please add language explicitly stating that the general account is subject to these claims and that investors must look to the strength of the insurance company with regard to insurance contract guarantees.

Response: In response to the Staff’s comment, we have added the following paragraph to the “Northwestern Mutual” section of the prospectus:

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments.

10. Comment: Pursuant to Item 2 of Form N-6, please disclose “default risk” with regard to the insurer as a principal risk of investing in the Policy.

Response: In response to the Staff’s comment we have added the following risk under the “Risks of the Policy” section of the prospectus:

Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits in excess of Invested Assets in the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy all or some of these guarantees.

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 4 to the Registration Statement;
•	The lack of SEC Staff comments does not foreclose the SEC from taking any action with respect to the filing; and
•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * *

We believe that the Amendment is complete and responds to all SEC Staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ Chad E. Fickett
Chad E. Fickett
Assistant General Counsel

Enc.

cc: Michael Kosoff